Offerings	Mar. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.001 per share, issuable pursuant to the Registrant's 2025 Performance Incentive Plan
Amount Registered | shares	4,165,832
Proposed Maximum Offering Price per Unit	21.09
Maximum Aggregate Offering Price	$ 87,857,396.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,133.11
Offering Note	This Registration Statement covers, in addition to the number of shares of Heartflow, Inc., a Delaware corporation (the "Company" or the "Registrant"), common stock, par value $0.001 per share (the "Common Stock"), stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Heartflow, Inc. 2025 Performance Incentive Plan and Heartflow, Inc. 2025 Employee Stock Purchase Plan (each, a "Plan") as a result of one or more adjustments under each Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. The offering price per share and the aggregate offering price for each Plan have been estimated solely for the purpose of calculating the amount of the registration fee. The offering price per share and the aggregate offering price for the 2025 Performance Incentive Plan is based upon the average of the high and low prices of the Common Stock as reported on the Nasdaq Stock Market on March 13, 2026, in accordance with Rule 457(c) of the Securities Act. The offering price per share and the aggregate offering price for the 2025 Employee Stock Purchase Plan is based upon 85% of the average of the high and low prices of the Common Stock as reported on the Nasdaq Stock Market on March 13, 2026, in accordance with Rule 457(c) of the Securities Act. Pursuant to the 2025 Employee Stock Purchase Plan, the purchase price of the shares of Common Stock will be 85% of the lower of the fair market value of the Common Stock on the first day of the offering period or on the exercise date. The registration fee for each Plan has been calculated in accordance with Rule 457(h) and Rule 457(c) promulgated under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.001 per share, issuable pursuant to the Registrant's 2025 Employee Stock Purchase Plan
Amount Registered | shares	852,806
Proposed Maximum Offering Price per Unit	17.93
Maximum Aggregate Offering Price	$ 15,290,811.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,111.66
Offering Note	See Note 1.